Shareholder Fees - Service Shares Prospectus	Jul. 29, 2025 USD ($)
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	0
GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0